                                GAMNA FOCUS FUND

                                  ANNUAL REPORT
                                  JUNE 30, 2002

Dear Shareholders:

     Unfortunately the first half of 2002 has remained a difficult market environment due to issues concerning the credibility of reported earnings and the integrity of corporate management, continued fears concerning terrorism, and sluggish earnings growth.

     We believe that the fixed income markets point to a moderate economic recovery which historically has led to improving profits and higher equity prices. We have been frustrated by the lack of performance by the market indices but continue to stand by our outlook.

     Although economic activity has slowed from the strong +6.1% GDP growth of the first quarter, strong manufacturing and housing activity, and a stabilizing employment environment confirm the sustainability of the economic recovery. So why are the market indices not improving?

     We have reviewed the performance of the S&P 500 this year and have discovered some interesting facts. The poor performance of the S&P 500 is due to the technology sector, the largest 20 S&P 500 names, and the names impacted by the continuing accounting scandals.

     The technology sector has underperformed because the recovery within this sector is lagging the general economic recovery. The largest 20 names have continued to correct relative to small and mid-cap stocks after outperforming the entire market in the late 90's. Finally, several names have suffered due to the complexity of their financial statements or the questionable accounting practices that have recently come under scrutiny. However, that leaves another 80% of the S&P 500 names whose performance is actually down only -3% for the year (as of June 2002).

     The average stock name after rallying during the fourth quarter was not performing that differently when compared to previous recovery periods until the end of June. The WorldCom accounting scandal where over $3 billion in expenses were intentionally reported incorrectly, following the Enron bankruptcy last fall, and other lapses in corporate governance have sent our markets into a sharp downward spiral. This bear market now is more severe than the 1973-1974 time period and the second worst downturn in our country's history. The fear and anger that typically consumes all of us at this stage of a bear market is rising to dramatic levels. The Federal Reserve is expanding the money supply and that has driven interest rates to historic lows that will set the stage for a market recovery.

     We have intensified our research efforts concerning the review of quarterly reports from companies (10K, 10Q) to clearly understand the financial strength of all of our holdings. We have tried to augment our sell discipline by selling names when the fundamentals change or when stock prices break 3 - 5 year technical support levels. This has helped us avoid even greater losses for our shareholders. At the beginning of 2002, we held General Electric (GE), Tyco International (TYC), American

International (AIG), WorldCom (WCOM), America OnLine Time Warner (AOL), but sold all of these positions as their fundamentals changed and/or the stocks fell below multi-year support levels.

     This has been and continues to be a difficult investment environment, but we remain convinced that the U.S. markets will recover as they have in the past and we thank you as always for your support and trust.

Sincerely,


/s/ Mark P. Bronzo
Mark P. Bronzo, Chairman, President and CEO                        July 29, 2002

SECTOR DIVERSIFICATION AS OF JUNE 30, 2002

     Consumer Discretionary                 19.47%
     Healthcare                             15.82%
     Financial Services                     15.44%
     Technology                             12.47%
     Diversified                             9.00%
     Auto & Transportation                   7.68%
     Consumer Staples                        7.19%
     Producer Durables                       4.84%
     Telecommunications                      4.41%
     Aerospace & Military Technology         3.68%

TOP TEN HOLDINGS AS OF JUNE 30, 2002

     Microsoft Corp.                         5.84%
     Viacom, Inc. Class B                    4.74%
     General Motors Corp.                    4.69%
     3M Co.                                  4.61%
     Costco Wholesale Corp.                  4.44%
     Concord EFS, Inc.                       4.41%
     PepsiCo, Inc.                           4.33%
     Honeywell International, Inc.           4.28%
     Tenet Healthcare Corp.                  4.20%
     Cardinal Health, Inc.                   4.17%

[CHART]

   COMPARISON OF A $10,000 INVESTMENT IN THE GAMNA FOCUS FUND VS. THE S&P 500
           INDEX FROM INCEPTION (JULY 27, 1999) THROUGH JUNE 30, 2002

                          GAMNA FOCUS FUND CLASS A      S&P 500
7/27/99                            $ 9,425              $10,000
12/31/99                           $11,744              $10,959
6/30/00                            $12,168              $10,916
12/31/00                           $ 9,670              $ 9,947
6/30/01                            $ 7,484              $ 9,274
12/31/01                           $ 6,315              $ 8,747
6/30/02                            $ 5,014              $ 7,597

       AVERAGE ANNUAL TOTAL RETURN FOR CLASS A, CLASS B AND CLASS C SHARES

                                               1 YEAR       INCEPTION TO 6/30/02
                                              --------      --------------------
     GAMNA Focus Fund--Class A                (36.82)%            (21.00)%
     GAMNA Focus Fund--Class B                (36.43)%            (20.32)%
     GAMNA Focus Fund--Class C                (33.87)%            (19.64)%
     S&P500 Index                             (18.07)%             (8.95)%

All performance numbers shown above are load adjusted. The returns do not reflect taxes a shareholder would pay on fund distributions or the redemption of fund shares. Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class B and C redemptions are charged a deferred sales load of up to 5.00% and 1.00%, respectively, on the lower of the original purchase amount or redemption proceeds. All returns include reinvested dividends. The Standard & Poor's 500 Stock Index is an unmanaged index and, unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses.

Investment return and principal value of mutual funds will vary with market conditions, so that shares, when redeemed, may be worth more or less than their original cost. Past Performance is Not Predictive of Future Results.

                                GAMNA FOCUS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS

                                  JUNE 30, 2002

                                                        SHARES         VALUE
                                                       ---------   -------------
COMMON STOCK - 98.7%
AIR TRANSPORT - 2.9%
  FedEx Corp.                                             31,213   $   1,666,774
                                                                   -------------
AUTOMOBILES - 4.7%
  General Motors Corp.                                    50,500       2,699,225
                                                                   -------------
BEVERAGES: SOFT DRINKS - 7.1%
  Coca-Cola Co. (The)                                     28,522       1,597,232
  PepsiCo., Inc.                                          51,705       2,492,181
                                                                   -------------
                                                                       4,089,413
                                                                   -------------
BIOTECHNOLOGY RESEARCH & PRODUCTION - 3.7%
  Baxter International, Inc.                              47,800       2,124,710
                                                                   -------------
COMMUNICATIONS TECHNOLOGY - 4.4%
  Nokia Oyj ADR                                          102,525       1,484,562
  QUALCOMM, Inc. **                                       37,185       1,022,216
                                                                   -------------
                                                                       2,506,778
                                                                   -------------
COMPUTER SOFTWARE SERVICES & SYSTEMS - 5.8%
  Microsoft Corp. **                                      61,482       3,363,065
                                                                   -------------
COMPUTER TECHNOLOGY - 3.8%
  Dell Computer Corp. **                                  84,070       2,197,590
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES - 10.8%
  Citigroup, Inc.                                         60,150       2,330,813
  Merrill Lynch & Co., Inc.                               46,753       1,893,497
  Morgan Stanley                                          46,841       2,017,910
                                                                   -------------
                                                                       6,242,220
                                                                   -------------
DRUGS & PHARMACEUTICALS - 7.7%
  Cardinal Health, Inc.                                   39,135       2,403,280
  Johnson & Johnson                                       39,160       2,046,502
                                                                   -------------
                                                                       4,449,782
                                                                   -------------
ELECTRONICS: SEMI-CONDUCTOR/COMPONENTS - 2.6%
  Texas Instruments, Inc.                                 64,386       1,525,948
                                                                   -------------
ELECTRONICS: TECHNOLOGY - 3.6%
  General Dynamics Corp.                                  19,645       2,089,246
                                                                   -------------
ENTERTAINMENT - 4.8%
  Viacom, Inc. Class B **                                 61,534       2,730,264
                                                                   -------------

                                        4

                                GAMNA FOCUS FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

                                  JUNE 30, 2002

                                                        SHARES        VALUE
                                                       ---------   -------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS - 4.4%
  Concord EFS, Inc. **                                    84,215   $   2,538,240
                                                                   -------------
HEALTHCARE FACILITIES - 4.2%
  Tenet Healthcare Corp. **                               33,828       2,420,393
                                                                   -------------
MULTI-SECTOR COMPANIES - 8.9%
  3M Co.                                                  21,567       2,652,741
  Honeywell International, Inc.                           69,995       2,465,924
                                                                   -------------
                                                                       5,118,665
                                                                   -------------
PRODUCTION TECHNOLOGY EQUIPMENT - 4.8%
  Applied Materials, Inc. **                              64,045       1,218,136
  KLA-Tencor Corp. **                                     34,905       1,535,471
                                                                   -------------
                                                                       2,753,607
                                                                   -------------
RETAIL - 14.5%
  Bed Bath & Beyond, Inc. **                              43,650       1,647,351
  Costco Wholesale Corp. **                               66,269       2,559,309
  Kohl's Corp. **                                         25,528       1,789,002
  Lowe's Cos., Inc.                                       51,646       2,344,728
                                                                   -------------
                                                                       8,340,390
                                                                   -------------
TOTAL COMMON STOCKS (COST $63,020,123)                                56,856,310
                                                                   -------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                       ---------
TEMPORARY INVESTMENTS - 0.4%
  Blackrock Provident Institutional TempCash Fund
    (Cost $244,071)                                    $ 244,071         244,071
                                                                   -------------
TOTAL INVESTMENTS - 99.1%
  (COST $63,264,194*)                                                 57,100,381
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                             496,875
                                                                   -------------
NET ASSETS - 100%                                                  $  57,597,256
                                                                   =============

----------
* Aggregate cost for federal income tax purposes was $63,264,194. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Gross appreciation                       $ 1,747,029
           Gross depreciation                        (7,910,842)
                                                    -----------
           Net depreciation                         $(6,163,813)
                                                    ===========

** Non-income producing securities

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2002

ASSETS:
  Investments, at value (Cost $63,264,194)                         $  57,100,381
  Receivables:
    Investment securities sold                                           992,535
    Dividends                                                             11,212
    Fund shares sold                                                       5,654
    Interest                                                                 286
  Prepaid expense                                                          1,041
                                                                   -------------
       TOTAL ASSETS                                                   58,111,109
                                                                   -------------

LIABILITIES:
  Payables:
    Investment securities purchased                                      268,049
    Fund shares repurchased                                              116,379
    Due to affiliates                                                     27,032
  Accrued expenses                                                       102,393
                                                                   -------------
       TOTAL LIABILITIES                                                 513,853
                                                                   -------------
  NET ASSETS APPLICABLE TO ALL SHARES OUTSTANDING
       $.001 PAR VALUE STOCK, (300,000,000 SHARES AUTHORIZED)      $  57,597,256
                                                                   =============

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2002
  Paid-in capital                                                  $ 130,346,099
  Accumulated net investment deficit                                     (65,834)
  Accumulated net realized loss                                      (66,519,196)
  Unrealized depreciation on investments                              (6,163,813)
                                                                   -------------
                                                                   $  57,597,256
                                                                   =============

  Class A Net Assets                                               $  23,171,898
                                                                   =============
  Class A Shares Outstanding                                           4,358,114
                                                                   =============
  NET ASSET VALUE AND REDEMPTION PRICE--CLASS A SHARES             $        5.32
                                                                   =============
  OFFERING PRICE ($5.32/(1-5.75%)--CLASS A SHARES                  $        5.64
                                                                   =============

  Class B Net Assets                                               $  16,485,109
                                                                   =============
  Class B Shares Outstanding                                           3,108,240
                                                                   =============
  NET ASSET VALUE AND OFFERING PRICE--CLASS B SHARES               $        5.30
                                                                   =============
  REDEMPTION PRICE--CLASS B SHARES                                              *
                                                                   =============

  Class C Net Assets                                               $  17,940,249
                                                                   =============
  Class C Shares Outstanding                                           3,406,746
                                                                   =============
  NET ASSET VALUE AND OFFERING PRICE--CLASS C SHARES               $        5.27
                                                                   =============
  REDEMPTION PRICE--CLASS C SHARES                                              *
                                                                   =============

----------
* Varies based on length of time shares are held (Note H).

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                             STATEMENT OF OPERATIONS

                            YEAR ENDED JUNE 30, 2002

INVESTMENT INCOME:
  Income:
    Dividends                                                      $     525,923
    Interest                                                              19,419
    Foreign taxes withheld                                                (3,637)
                                                                   -------------
       Total income                                                      541,705
                                                                   -------------
  Expenses:
    Investment advisory fee                                              428,472
    Service organization fee Class A                                      83,833
    Service organization fee Class B                                      49,705
    Service organization fee Class C                                      61,222
    Distribution fee Class B                                             149,115
    Distribution fee Class C                                             183,667
    Accounting/Administration fee                                        190,824
    Directors' fees                                                       61,500
    Legal fee                                                             48,500
    Printing fee                                                          37,000
    Transfer agent fee Class A                                            31,330
    Transfer agent fee Class B                                            27,339
    Transfer agent fee Class C                                            36,330
    Registration fees                                                     29,000
    Audit fee                                                             23,492
    Custodian fee                                                         20,869
    Insurance fee                                                         18,364
    Miscellaneous                                                         15,248
                                                                   -------------
    Total expenses                                                     1,495,810
       Fee waivers                                                      (330,827)
                                                                   -------------
  Net expenses                                                         1,164,983
                                                                   -------------
    Net investment deficit                                              (623,278)
                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from security transactions                       (39,664,576)
  Change in unrealized appreciation (depreciation) on
    investments                                                        7,808,570
                                                                   -------------
    Net loss on investments                                          (31,856,006)
                                                                   -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (32,479,284)
                                                                   =============

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          YEAR            YEAR
                                                                          ENDED           ENDED
                                                                      JUNE 30, 2002   JUNE 30, 2001
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment deficit                                            $    (623,278)  $  (1,109,192)
    Net realized and unrealized loss on investments                     (31,856,006)    (65,860,588)
                                                                      -------------   -------------
         Net decrease in net assets resulting
          from operations                                               (32,479,284)    (66,969,780)
                                                                      -------------   -------------
  From Capital Share Transactions:
    Proceeds from shares sold
       Class A                                                            8,802,908      26,100,414
       Class B                                                               54,978         891,956
       Class C                                                            3,444,058       9,138,799
    Cost of shares redeemed
       Class A                                                          (19,398,614)    (11,301,384)
       Class B                                                             (302,061)       (142,733)
       Class C                                                           (8,762,762)     (1,108,801)
                                                                      -------------   -------------
         Net increase (decrease) from capital share transactions**      (16,161,493)     23,578,251
                                                                      -------------   -------------
  Total decrease in net assets                                          (48,640,777)    (43,391,529)
                                                                      -------------   -------------

NET ASSETS:
  Beginning of period                                                   106,238,033     149,629,562
                                                                      -------------   -------------
  End of period (including accumulated net investment deficit of
    ($65,834) and ($97,577), respectively)                            $  57,597,256   $ 106,238,033
                                                                      =============   =============

** Capital share transactions (shares) are as follows:

                                                                         SHARES           SHARES
                                                                       ----------       ----------
  Class A    Shares purchased                                           1,264,513        2,292,224
             Shares redeemed                                           (2,915,865)      (1,192,362)
                                                                       ----------       ----------
               Net increase (decrease)                                 (1,651,352)       1,099,862
                                                                       ==========       ==========
  Class B    Shares purchased                                               8,597           68,259
             Shares redeemed                                              (48,420)         (16,264)
                                                                       ----------       ----------
               Net increase (decrease)                                    (39,823)          51,995
                                                                       ==========       ==========
  Class C    Shares purchased                                             438,465          781,264
             Shares redeemed                                           (1,289,898)        (116,921)
                                                                       ----------       ----------
               Net increase (decrease)                                   (851,433)         664,343
                                                                       ==========       ==========

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                    CLASS A
                                                   ------------------------------------------
                                                                               FOR THE PERIOD
                                                     YEAR           YEAR          7/27/99*
                                                     ENDED          ENDED         THROUGH
                                                    6/30/02        6/30/01        6/30/00
                                                   ---------     ----------    --------------
Net asset value, beginning of period               $    7.94     $    12.91    $        10.00
                                                   ---------     ----------    --------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment (deficit)                             (0.04)(3)      (0.07)            (0.06)
  Net gain (loss) on securities
    (both realized and unrealized)                     (2.58)         (4.90)             2.97
                                                   ---------     ----------    --------------
    TOTAL FROM INVESTMENT OPERATIONS                   (2.62)         (4.97)             2.91
                                                   ---------     ----------    --------------
LESS DISTRIBUTIONS
  Dividends from net investment income                  0.00           0.00              0.00
  Distributions from capital gains                      0.00           0.00              0.00
                                                   ---------     ----------    --------------
    TOTAL DISTRIBUTIONS                                 0.00           0.00              0.00
                                                   ---------     ----------    --------------
Net asset value, end of period                     $    5.32     $     7.94    $        12.91
                                                   =========     ==========    ==============
Total Return(1)                                       (33.00)%       (38.50)%           29.10%***
                                                   =========     ==========    ==============

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)             $  23,172     $   47,709    $       63,397
  Ratio of gross expenses (before waivers) to
    average net assets(2)                               1.46%          1.25%             1.56%**
  Ratio of waivers to average net assets(2)            (0.10)%        (0.12)%           (0.22)%**
  Ratio of net expenses (after waivers) to
    average net assets(2)                               1.36%          1.13%             1.34%**
  Ratio of net investment deficit to average net
    assets(2)                                          (0.66)%        (0.65)%           (0.89)%**
  Portfolio Turnover                                   76.90%         91.13%            54.26%

----------
*   Commencement of investment operations
**  Annualized
*** Not Annualized
(1) Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.
(3) Computed using average shares outstanding.

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                  CLASS B
                                                   ------------------------------------------
                                                                               FOR THE PERIOD
                                                     YEAR           YEAR          7/27/99*
                                                     ENDED          ENDED         THROUGH
                                                    6/30/02        6/30/01        6/30/00
                                                   ---------     ----------    --------------
Net asset value, beginning of period               $    7.92     $    12.90    $        10.00
                                                   ---------     ----------    --------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment (deficit)                             (0.05)(3)      (0.08)            (0.11)
  Net gain (loss) on securities
    (both realized and unrealized)                     (2.57)         (4.90)             3.01
                                                   ---------     ----------    --------------
    TOTAL FROM INVESTMENT OPERATIONS                   (2.62)         (4.98)             2.90
                                                   ---------     ----------    --------------
LESS DISTRIBUTIONS
  Dividends from net investment income                  0.00           0.00              0.00
  Distributions from capital gains                      0.00           0.00              0.00
                                                   ---------     ----------    --------------
    TOTAL DISTRIBUTIONS                                 0.00           0.00              0.00
                                                   ---------     ----------    --------------
Net asset value, end of period                     $    5.30     $     7.92    $        12.90
                                                   =========     ==========    ==============
Total Return(1)                                       (33.08)%       (38.60)%           29.00%***
                                                   =========     ==========    ==============

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)             $  16,485     $   24,938    $       39,934
  Ratio of gross expenses (before waivers) to
    average net assets(2)                               2.26%          2.03%             2.45%**
  Ratio of waivers to average net assets(2)            (0.83)%        (0.80)%           (0.90)%**
  Ratio of net expenses (after waivers) to
    average net assets(2)                               1.43%          1.23%             1.55%**
  Ratio of net investment deficit to average
    net assets(2)                                      (0.73)%        (0.76)%           (1.04)%**
  Portfolio Turnover                                   76.90%         91.13%            54.26%

----------
*   Commencement of investment operations
**  Annualized
*** Not Annualized
(1) Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.
(3) Computed using average shares outstanding.

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                  CLASS C
                                                   ------------------------------------------
                                                                               FOR THE PERIOD
                                                     YEAR           YEAR          7/27/99*
                                                     ENDED          ENDED         THROUGH
                                                    6/30/02        6/30/01        6/30/00
                                                   ---------     ----------    --------------
Net asset value, beginning of period               $    7.89     $    12.88    $        10.00
                                                   ---------     ----------    --------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment (deficit)                             (0.07)(3)      (0.10)            (0.10)
  Net gain (loss) on securities
    (both realized and unrealized)                     (2.55)         (4.89)             2.98
                                                   ---------     ----------    --------------
    TOTAL FROM INVESTMENT OPERATIONS                   (2.62)         (4.99)             2.88
                                                   ---------     ----------    --------------
LESS DISTRIBUTIONS
  Dividends from net investment income                  0.00           0.00              0.00
  Distributions from capital gains                      0.00           0.00              0.00
                                                   ---------     ----------    --------------
    TOTAL DISTRIBUTIONS                                 0.00           0.00              0.00
                                                   ---------     ----------    --------------
Net asset value, end of period                     $    5.27     $     7.89    $        12.88
                                                   =========     ==========    ==============
Total Return(1)                                       (33.21)%       (38.74)%           28.80%***
                                                   =========     ==========    ==============

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)             $  17,940     $   33,591    $       46,298
  Ratio of gross expenses (before waivers) to
    average net assets(2)                               2.27%          2.04%             2.45%**
  Ratio of waivers to average net assets(2)            (0.54)%        (0.51)%           (0.80)%**
  Ratio of net expenses (after waivers) to
    average net assets(2)                               1.73%          1.53%             1.65%**
  Ratio of net investment deficit to average
    net assets(2)                                      (1.04)%        (1.06)%           (1.16)%**
  Portfolio Turnover                                   76.90%         91.13%            54.26%

----------
*   Commencement of investment operations
**  Annualized
*** Not Annualized
(1) Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.
(3) Computed using average shares outstanding.

                       See Notes to Financial Statements.

                            GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2002

A.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     GAMNA Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, GAMNA Focus Fund (the "Fund") which commenced investment operations on July 27, 1999. The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers three classes of shares, Class A, Class B and Class C. The following is a summary of significant accounting policies:

     SECURITY VALUATION--Portfolio securities which are traded on a national securities exchange or included in the NASDAQ National Market System, are valued at the last sales price, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, realized and unrealized gain/loss on investments are allocated to each class based on their respective net assets. Expenses borne by each class of the Fund may differ because of the allocation of other class-specific expenses.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ among classes due to differences in other class specific expenses.

     FEDERAL INCOME TAXES--The Fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.   TRANSACTIONS WITH AFFILIATES

     Pursuant to an investment advisory agreement with the Company, Groupama Asset Management N.A. ("GAMNA" or "Adviser") serves as the Fund's adviser. For its advisory services, the Adviser is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate based on the Fund's average daily net assets, of 0.55% on the first $1 billion and 0.50% on assets over $1 billion. Under the terms of the Expense Limitation Agreement, a limit of 1.90% is set on the operating expenses for each class of the Fund for the initial three years of the Fund's operations. This agreement has been extended through July 21, 2003. For the year ended June 30, 2002, each class of the Fund had an expense ratio (after distribution waivers) below 1.90%. Thus, no expense waiver or reimbursement was required by the Adviser.

     Certain officers and directors of the Adviser are officers and/or directors of the Company. No such officers received compensation from the Company. For the year ended June 30, 2002, the directors who are not affiliated with the Adviser received compensation of $61,500 from the Fund.

     At June 30, 2002, GAMNA and its affiliates held 7,337,434 shares of the Fund with an aggregate value of $38,850,147.

                            GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  JUNE 30, 2002


C.   ADMINISTRATOR, DISTRIBUTOR, CUSTODIAN, AND TRANSFER AGENT

     PFPC Inc. ("PFPC"), serves as the Fund's administrator and accounting services agent. In compensation for its services, PFPC receives a monthly minimum fee and a monthly fee from the Fund based upon average daily net assets. PFPC agreed to waive a portion of its administration fees. For the year ended June 30, 2002, PFPC waived $1,317 of its administration fees.

     PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to such shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, Class B and Class C shares also pay a service fee of 0.25% of average daily net assets of such Fund attributable to each Class. For the year ended June 30, 2002, the Distributor waived $329,510 of distribution and service fees.

     PFPC Trust Company (the "Custodian") serves as custodian of the assets of the Fund. As compensation for its services, the Custodian receives a fee based on the Fund's average daily gross assets, subject to certain minimums.

     PFPC also serves as the transfer agent and dividend-disbursing agent for the Fund. As such, PFPC receives a minimum monthly fee for each class, transaction charges and out-of-pocket expenses.

D.   INVESTMENT TRANSACTIONS

     For the year ended June 30, 2002, the aggregate purchases and sales of investment securities, other than short-term obligations, amounted to $59,359,169 and $76,984,864, respectively. There were no purchases or sales of long-term U.S. Government Securities.

E.   CONCENTRATION OF RISK

     The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable fund that is not heavily weighted in any industry or sector.

F.   RECLASSIFICATION OF CAPITAL ACCOUNTS

     In accordance with Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies", $655,021 was reclassified from accumulated net investment deficit to paid-in capital. The principal component of this reclassification is a net operating loss which will not provide any future tax benefit to the Fund.

G.   FEDERAL INCOME TAX INFORMATION

     The Fund maintained a net capital loss of $40,451,692 at June 30, 2002. At June 30, 2002, the Fund had capital loss carryovers of $774,000, $9,460,235 and $30,217,457 expiring in 2008, 2009 and 2010, respectively. These may be used to offset future capital gains. In addition, the Fund deferred the recognition of $26,067,504 net realized securities losses incurred during its fiscal year ended June 30, 2002. Such losses may be used to offset fiscal year 2003 net realized securities gains or, if unused, may be carried forward until June 30, 2011 to offset future net realized securities gains.

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Portfolio Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

H.   SHAREHOLDER FEES

     Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class B redemptions are charged a maximum deferred sales load of 5% during the first year; thereafter it decreases 1% annually to 0% after the sixth year. Class C redemptions are charged a deferred sales load of 1% if redeemed within one year of purchase. The deferred sales load is charged on the lower of the original purchase amount or redemption proceeds.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
GAMNA Series Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GAMNA Focus Fund (the "Fund") of the GAMNA Series Funds, Inc., including the schedule of portfolio investments, as of June 30, 2002 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended June 30, 2002 and the financial highlights for each of the years in the two-year period ended June 30, 2002 and for the period from July 27, 1999 (commencement of operations) through June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2002, as well as the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from July 27, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Philadelphia, Pennsylvania
August 2, 2002

                                 FUND MANAGEMENT

     The business and affairs of the Company are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (888)287-4093.

                                                                                                NUMBER OF PORTFOLIOS
                                   TERM OF OFFICE AND                                             IN FUND COMPLEX
NAME, (AGE), ADDRESS AND             LENGTH OF TIME            PRINCIPAL OCCUPATION(S)          OVERSEEN BY DIRECTOR
POSITION(S) WITH FUND                  SERVED(1)                DURING PAST 5 YEARS             (INCLUDING THE FUND)
--------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Robert T. Adams (48)                   Since 1999       Attorney, Wilson, Elser, Moskowitz,              1
150 E. 42nd Street                                      Edelman & Dicker, 1986-present.
New York, NY 10017-5639
Director, Member of Audit
Committee
--------------------------------------------------------------------------------------------------------------------
Vincent Benefico (41)                  Since 1999       Vice President, Reuters Financial                1
263 Tresser Blvd., 14th Fl.                             ("Reuters"), a vendor of financial
Stamford, CT 06901                                      news and information, 2000-present;
Director, Member of Audit                               Director, Fixed Income Product
Committee                                               Management, Reuters, 1999-2000;
                                                        Product Support Manager, Reuters,
                                                        1997-1999.
--------------------------------------------------------------------------------------------------------------------
James S. Carluccio (48)                Since 1999       Pilgrim Advisors, Inc., Managing                 1
70 Wearimus Road                                        Director, 1999-present;
Ho-Ho-Kus, NJ 07423                                     Independent consultant, 1999;
Director, Member of Audit                               Executive Vice President, Technology
Committee                                               Solutions Company, 1992-1999.
--------------------------------------------------------------------------------------------------------------------
Edward Fogarty, Jr. (43)               Since 1999       Attorney, White & McSpedon, P.C.,                1
875 Avenue of the Americas                              1999-present; Attorney,
New York, NY 10001                                      Fogarty & Fogarty PC, 1984-1999.
Director, Member of Audit
Committee
--------------------------------------------------------------------------------------------------------------------
Jonathan M. Rather (42)                Since 1999       General Partner and Chief Financial              1
320 Park Avenue, 25th Floor                             Officer of Welsh, Carson, Anderson &
New York, NY 10022                                      Stowe, a private equity investment
Director, Member of Audit                               firm in health care, communications,
Committee                                               and information services,
                                                        1999-present; Chief Operating Officer
                                                        and Chief Financial Officer of Goelet
                                                        Corporation, an investment
                                                        management company, 1985-1999

--------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED DIRECTORS(2)
--------------------------------------------------------------------------------------------------------------------
Mark P. Bronzo (41)                    Since 1999       Senior Vice President (1998-present),            1
199 Water Street, 20th Floor                            Vice President (1995-1998),
New York, NY 10038                                      Managing Director and Board Member
Chairman, President                                     (1998-present) of GAMNA (formerly
& Chief Executive Officer                               Sorema Asset Management
                                                        Company), 1995-present.
--------------------------------------------------------------------------------------------------------------------
Joseph C. O'Connor (42)                Since 2000       Senior Vice President, Managing                  1
199 Water Street, 20th Floor                            Director and Board Member of
New York, NY 10038                                      GAMNA, 2000-present; Managing
Director,                                               Director, Corporate Bond Department
Senior Vice President and                               of Donaldson Lufkin & Jenrette
Managing Director                                       Securities, 1989-2000.
--------------------------------------------------------------------------------------------------------------------
Daniel W. Portanova (41)               Since 1999       Senior Vice President, Managing                  1
199 Water Street, 20th Floor                            Director and Board Member of
New York, NY 10038                                      GAMNA, 1998-present; Vice
Director, Senior Vice President,                        President and Managing Director
Treasurer and Chief Operating                           of Sorema Asset Management
Officer                                                 Company, 1995-1998.

--------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) WHO ARE NOT DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Iona K. Watter (49)                    Since 1999       Second Vice President (1999-present),           N/A
199 Water Street, 20th Floor                            Corporate Secretary and
New York, NY 10038                                      Compliance Officer, GAMNA,
Secretary                                               1995-present.

                                        OTHER
                                     TRUSTEESHIPS/
NAME, (AGE), ADDRESS AND            DIRECTORSHIPS
POSITION(S) WITH FUND              HELD BY DIRECTOR
---------------------------------------------------
             DISINTERESTED DIRECTORS
---------------------------------------------------
Robert T. Adams (48)                    None.
150 E. 42nd Street
New York, NY 10017-5639
Director, Member of Audit
Committee
---------------------------------------------------
Vincent Benefico (41)                   None.
263 Tresser Blvd., 14th Fl.
Stamford, CT 06901
Director, Member of Audit
Committee
---------------------------------------------------
James S. Carluccio (48)                 None.
70 Wearimus Road
Ho-Ho-Kus, NJ 07423
Director, Member of Audit
Committee
---------------------------------------------------
Edward Fogarty, Jr. (43)                None.
875 Avenue of the Americas
New York, NY 10001
Director, Member of Audit
Committee
---------------------------------------------------
Jonathan M. Rather (42)                 None.
320 Park Avenue, 25th Floor
New York, NY 10022
Director, Member of Audit
Committee

---------------------------------------------------
            INTERESTED DIRECTORS(2)
---------------------------------------------------
Mark P. Bronzo (41)                     None.
199 Water Street, 20th Floor
New York, NY 10038
Chairman, President
& Chief Executive Officer
---------------------------------------------------
Joseph C. O'Connor (42)                 None.
199 Water Street, 20th Floor
New York, NY 10038
Director,
Senior Vice President and
Managing Director
---------------------------------------------------
Daniel W. Portanova (41)                None.
199 Water Street, 20th Floor
New York, NY 10038
Director, Senior Vice President,
Treasurer and Chief Operating
Officer

---------------------------------------------------
         OFFICER(S) WHO ARE NOT DIRECTORS
---------------------------------------------------
Iona K. Watter (49)                       N/A
199 Water Street, 20th Floor
New York, NY 10038
Secretary

(1) Each Director and officer serves for a indefinite term, until his/her succcessor is elected.
(2) Messrs. Bronzo, O'Connor and Portanova also serve as Directors for Groupama Asset Management N.A., the Fund's Adviser, and are deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended, as a result of their positions with Groupama Asset Management N.A.

                                 PRIVACY POLICY

     GAMNA Series Funds, Inc. respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us or with the GAMNA Focus Fund's distributor, PFPC Distributors, Inc. In the normal course of serving clients, information we collect may be shared with companies that perform various services, such as the GAMNA Focus Fund's transfer agent, custodian, administrator and distributor. These organizations that receive information about you will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. We do not disclose any information about you or any of our former customers to anyone, except to the Fund's distributor and service providers. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

DIRECTORS & OFFICERS

   Mark P. Bronzo
   CHAIRMAN, PRESIDENT & CHIEF EXECUTIVE OFFICER

   Robert T. Adams
   DIRECTOR

   Vincent Benefico
   DIRECTOR

   James S. Carluccio
   DIRECTOR

   Edward Fogarty, Jr.
   DIRECTOR

   Joseph C. O'Connor
   DIRECTOR, SENIOR VICE PRESIDENT AND
   MANAGING DIRECTOR

   Daniel W. Portanova
   DIRECTOR, SENIOR VICE PRESIDENT, TREASURER AND
   CHIEF OPERATING OFFICER

   Jonathan M. Rather
   DIRECTOR

   Iona K. Watter
   SECRETARY

   INVESTMENT ADVISER

   Groupama Asset Management N.A.
   199 Water Street
   New York, New York 10038

   DISTRIBUTOR

   PFPC Distributors, Inc.
   3200 Horizon Drive
   King of Prussia, PA 19406

   ADMINISTRATOR

   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809-3710

   TRANSFER AGENT

   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809-3710